Property and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 11,278	¥ 7,288